Leases - Schedule of detailed information about right of use assets or lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities	$ 52	$ 84
Variable lease payments not included in the measurement of lease liabilities	17,090	10,897
Expenses relating to short-term leases	958	730
Recognized in the consolidated statements of cash flows:
Operating activities	14,920	10,218
Financing activities	580	569
Total cash outflow for leases	$ 15,500	$ 10,787